Debt (Tables)	12 Months Ended
Dec. 31, 2014
Components of Long-Term Debt

Long-term debt is comprised of the following:

December 31 (millions)	2014	2013
6.25% senior notes due 2017	$210.0	$210.0
Capital leases	14.0	–
Total	224.0	210.0
Less – current maturities	1.8	–
Total long-term debt	$222.2	$210.0